Stockholders’ Deficit (Details) - $ / shares		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding
Preferred stock, shares issued
Subject to possible redemption, shares outstanding		4,645,816	15,630,150
Subject to possible redemption, shares issued		4,645,816	15,630,150
Business combination, description		In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the initial stockholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the completion of the initial Business Combination (net of redemptions), and (z) the volume-weighted average trading price of the shares of Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company completes its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Warrant expiration date		5 years
Redemption period		30 days
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants issued and outstanding		12,434,671	12,434,671
Private Placement Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants issued and outstanding		488,041	488,041
Warrant [Member]
Stockholders’ Deficit [Line Items]
Warrant redemption price per share (in Dollars per share)		$ 0.01
Redemption period		30 days
Sale price per share (in Dollars per share)		$ 18
Threshold trading days for redemption of warrants		20 days
Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		42,000,000	42,000,000
Common stock shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Voting rights		one vote for each share
Common stock, shares issued		9,591,222	9,591,222
Common stock, shares outstanding		9,591,222	9,591,222
Class A Common Stock [Member] | Sponsor [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued		14,237,038	25,221,372
Common stock, shares outstanding		14,237,038	25,221,372
Class A Common Stock [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Warrant exercise (in Dollars per share)		$ 11.5
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		10,000,000	10,000,000
Common stock shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Voting rights		one vote for each share
Common stock, shares issued
Common stock, shares outstanding
Subject to forfeiture	1,133,333
Over-Allotment Option [Member]
Stockholders’ Deficit [Line Items]
Converted basis percentage		25.00%
Over-Allotment Option [Member] | Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Subject to forfeiture		148,192